STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	4,726,634	3,154,795	2,719,612
Options outstanding, Weighted average remaining contractual life (years)	7 years 3 months 18 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 62.10	$ 61.82	$ 53.22
Options exercisable, Number exercisable (in shares) | shares	1,470,383	993,645
Options exercisable, Weighted average exercise price (in dollars per share)	$ 56.75	$ 52.38
$42.85 - $44.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	153,937
Options outstanding, Weighted average remaining contractual life (years)	3 years 9 months 25 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 44.24
Options exercisable, Number exercisable (in shares) | shares	153,937
Options exercisable, Weighted average exercise price (in dollars per share)	$ 44.24
$42.85 - $44.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	42.85
$42.85 - $44.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	499,844
Options outstanding, Weighted average remaining contractual life (years)	3 years
Options outstanding, Weighted average exercise price (in dollars per share)	$ 48.87
Options exercisable, Number exercisable (in shares) | shares	499,844
Options exercisable, Weighted average exercise price (in dollars per share)	$ 48.87
$45.00 - $49.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $59.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	890,011
Options outstanding, Weighted average remaining contractual life (years)	6 years 4 months 28 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 58.10
Options exercisable, Number exercisable (in shares) | shares	380,499
Options exercisable, Weighted average exercise price (in dollars per share)	$ 57.82
$50.00 - $59.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,013,647
Options outstanding, Weighted average remaining contractual life (years)	8 years 7 months 28 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 62.63
Options exercisable, Number exercisable (in shares) | shares	134,379
Options exercisable, Weighted average exercise price (in dollars per share)	$ 62.89
$60.00 - $64.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	129,025
Options outstanding, Weighted average remaining contractual life (years)	8 years 4 months 17 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 66.21
Options exercisable, Number exercisable (in shares) | shares	41,684
Options exercisable, Weighted average exercise price (in dollars per share)	$ 66.64
$65.00 - $69.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $73.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,040,170
Options outstanding, Weighted average remaining contractual life (years)	7 years 10 months 20 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 73.00
Options exercisable, Number exercisable (in shares) | shares	260,040
Options exercisable, Weighted average exercise price (in dollars per share)	$ 73.00
$70.00 - $73.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $73.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 73.00